Organization and Business Description (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jul. 15, 2022	Jul. 08, 2021
Organization and Business Description [Line Items]
Incorporated date	Jul. 08, 2021
Ordinary shares, authorized	500,000,000	500,000,000
Additional share issued (in Dollars)			$ 16,990,000
Ordinary shares, outstanding	17,000,000	17,000,000
Li Bang International Corporation Inc. [Member]
Organization and Business Description [Line Items]
Ordinary shares, authorized				500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, issued				10,000
Maple Huang Holdings Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, issued	12,801,000
Ordinary shares, outstanding	17,000,000
Funa Lee Holdings Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, issued	2,635,000
Army Chan Holdings Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, issued	799,000
Delight Wang Holdings Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, issued	765,000
Maple Huang Holdings Limited [Member]
Organization and Business Description [Line Items]
Equity interest	75.30%
Funa Lee Holdings Limited [Member]
Organization and Business Description [Line Items]
Equity interest	15.50%
Huang Feng [Member]
Organization and Business Description [Line Items]
Equity interest	90.80%
Li Bang International Corporation Inc. [Member]
Organization and Business Description [Line Items]
Equity interest	100.00%